Capital and Reserves - Schedule of Share Purchase Warrant (Details) - Warrants [Member] - $ / shares		Mar. 31, 2018		Sep. 30, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Number of warrants issued		5,000,000			11,555,555
Number of warrants exercised		(6,555,555)
2015 Loan Agreement [Member]
Statement Line Items [Line Items]
Warrant Exercise price	[1]	$ 0.09
Number of warrants issued	[1]				1,555,555
Number of warrants exercised		(1,555,555)	[1]	1,555,555	4,000,000
2016 Loan Agreement [Member]
Statement Line Items [Line Items]
Warrant Exercise price	[2]	$ 0.08
Number of warrants issued	[2]	5,000,000			10,000,000
Number of warrants exercised		(5,000,000)	[2]	5,000,000

[1]	In September 2015, 5,555,555 share-purchase warrants were issued pursuant to the 2015-Loan Agreement (note 8); the fair value of these warrants at issue was determined to be $322,143 at $0.058 per warrant, using the Black Scholes option pricing model and based on the following assumptions: risk-free rate of 0.51%; expected volatility of 130%; the underlying's market price of $0.09, expiry term of 2 years; and dividend yield of nil. In March 2017, 4,000,000 of these warrants were exercised and in September 2017, the remainder of 1,555,555 warrants were exercised.
[2]	In November 2016, 10,000,000 share-purchase warrants were issued pursuant to the 2016-Loan Agreement (note 8); the fair value of these warrants at issue was determined to be $607,406 at $0.061 per warrant, using the Black Scholes option pricing model and based on the following assumptions: risk-free rate of 0.79%; expected volatility of 135%; the underlying's market price of $0.08, expiry term of 3 years; and dividend yield of nil. These warrants expire in November 2019. In September 2017, 5,000,000 of these warrants were exercised.